Average Annual Total Returns - Alight Money Market Fund	Apr. 30, 2021
IMoneyNetTreasuryandRepoInstitutionalAverageIndexreflectsnodeductionsforfeesorexpenses [Member]
Average Annual Return:
1 Year	0.29%
5 Years	0.87%
10 Years	0.44%
Administrative Shares
Average Annual Return:
1 Year	0.22%
5 Years	0.65%
10 Years	0.34%